Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

As at and for the year ended December 31, 2023, the Company has the following related party transactions:

	2023	2022	2021
Directors fees	$7,505	$8,970	$8,000
Salaries, wages, consultants and benefits	667,229	659,558	612,492
Selling and marketing	70,439	126,920	77,906
Stock-based compensation (Note 10)	188,961	276,207	237,348
Software technology development (Note 8)	248,780	246,016	214,843
Closing balance for the year	$1,182,914	$1,317,671	$1,150,589